The Nature of Expenses - Employee benefits expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
The Nature of Expenses
Salary	$ 142,564	$ 126,976	$ 88,149
Labor and health insurance	7,421	7,232	5,805
Pension	6,527	5,993	4,536
Others	6,431	6,608	4,867
Total compensation recognized in income	$ 162,943	$ 146,809	$ 103,357